Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2022
1
Shares Security Description Value
Common Stock - 98.2%
Belgium - 0.9%
36,870 Solvay SA, Class A $ 2,877,747
Canada - 5.4%
436,400 Lundin Mining Corp. 2,205,141
71,756 Magna International, Inc. 3,404,040
140,237 Methanex Corp. 4,466,955
122,700 Open Text Corp. 3,243,043
79,535 Toronto-Dominion Bank 4,877,985
18,197,164
Chile - 0.8%
210,600 Antofagasta PLC 2,623,047
China - 0.6%
1,990,000 Weichai Power Co., Ltd. 1,888,683
France - 4.1%
132,000 Cie Generale des Etablissements
Michelin SCA 2,995,484
54,107 IPSOS 2,433,965
101,876 Publicis Groupe SA 4,882,351
42,453 Vinci SA 3,460,377
13,772,177
Germany - 5.0%
10,800 BASF SE 419,148
238,642 Deutsche Telekom AG 4,091,049
167,400 flatexDEGIRO AG
(a)
1,513,621
27,200 Hannover Rueck SE 4,110,565
63,600 HeidelbergCement AG 2,546,229
16,600 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 4,026,536
16,707,148
Ireland - 2.2%
1,036,300 Greencore Group PLC
(a)
835,412
33,200 Jazz Pharmaceuticals PLC
(a)
4,425,228
78,252 Smurfit Kappa Group PLC 2,249,344
7,509,984
Italy - 0.3%
2,399,507 TREVI - Finanziaria Industriale
SpA
(a)
1,175,819
Japan - 7.4%
98,600 Asahi Group Holdings, Ltd. 3,054,808
248,400 Brother Industries, Ltd. 4,275,302
367,000 Daicel Corp. 2,157,929
150,500 Honda Motor Co., Ltd. 3,262,064
131,900 KDDI Corp. 3,866,867
586,500 Marubeni Corp. 5,138,409
Shares Security Description Value
Japan - 7.4% (continued)
49,400 Sony Group Corp. $ 3,169,546
24,924,925
Norway - 3.6%
243,896 DNB Bank ASA 3,871,738
329,537 SpareBank 1 SR-Bank ASA 3,086,998
158,654 Sparebanken Vest 1,191,890
116,600 Yara International ASA 4,104,586
12,255,212
Puerto Rico - 1.8%
84,300 Popular, Inc. 6,074,658
Russia - 0.0%
3,148,600 Alrosa PJSC
(b)
523
Singapore - 1.1%
201,750 United Overseas Bank, Ltd. 3,674,694
South Korea - 5.5%
18,600 Hyundai Mobis Co., Ltd. 2,483,120
91,400 Kia Corp. 4,593,318
369,315 LG Uplus Corp. 2,774,961
80,766 Samsung Electronics Co., Ltd. 2,997,606
97,000 Shinhan Financial Group Co., Ltd. 2,271,266
57,400 SK Hynix, Inc. 3,333,990
18,454,261
Sweden - 2.0%
119,300 Duni AB, Class A
(a)
682,626
100,203 Loomis AB 2,475,809
272,600 SKF AB, Class B 3,690,705
6,849,140
Switzerland - 2.8%
31,544 Chubb, Ltd. 5,737,223
47,900 Novartis AG 3,666,653
9,403,876
Taiwan - 1.0%
640,000 Catcher Technology Co., Ltd. 3,477,275
United Kingdom - 7.7%
348,500 Amcor PLC 3,739,405
708,411 Babcock International Group PLC
(a)
2,203,660
141,156 Bellway PLC 2,684,060
447,110 Inchcape PLC 3,407,181
15,513 Linde PLC 4,182,150
243,129 Mondi PLC 3,784,231
53,928 Next PLC 2,890,841
171,300 Nomad Foods, Ltd.
(a)
2,432,460
457,517 Taylor Wimpey PLC 451,072
25,775,060

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2022
2
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean
Shares Security Description Value
United States - 46.0%
40,551 AbbVie, Inc. $ 5,442,350
142,300 Allison Transmission Holdings, Inc. 4,804,048
51,200 Arrow Electronics, Inc.
(a)
4,720,128
81,700 Avnet, Inc. 2,951,004
76,400 Berry Global Group, Inc.
(a)
3,554,892
103,900 Brookline Bancorp, Inc. 1,210,435
14,200 Cambridge Bancorp 1,132,308
45,800 Capital One Financial Corp. 4,221,386
54,351 Carter's, Inc. 3,561,621
363,600 Cinemark Holdings, Inc.
(a)
4,403,196
219,774 Colony Bankcorp, Inc. 2,863,655
67,676 Crocs, Inc.
(a)
4,646,634
66,400 CVS Health Corp. 6,332,568
62,335 Dime Community Bancshares, Inc. 1,825,169
13,700 Elevance Health, Inc. 6,223,088
21,800 FedEx Corp. 3,236,646
27,467 General Dynamics Corp. 5,827,673
68,100 Gilead Sciences, Inc. 4,201,089
49,800 Ingredion, Inc. 4,009,896
20,300 Intel Corp. 523,131
108,963 International Bancshares Corp. 4,630,928
40,200 JPMorgan Chase & Co. 4,200,900
25,800 M&T Bank Corp. 4,549,056
103,982 Marathon Petroleum Corp. 10,328,532
19,400 Microsoft Corp. 4,518,260
52,076 NextEra Energy, Inc. 4,083,279
222,722 NOV, Inc. 3,603,642
46,600 Premier Financial Corp. 1,197,620
55,429 Sally Beauty Holdings, Inc.
(a)
698,405
52,100 Science Applications International
Corp. 4,607,203
271,500 SLM Corp. 3,798,285
107,200 The Carlyle Group, Inc. 2,770,048
65,000 Tyson Foods, Inc., Class A 4,285,450
36,600 United Therapeutics Corp.
(a)
7,663,308
11,668 UnitedHealth Group, Inc. 5,892,807
93,850 Warner Bros Discovery, Inc.
(a)
1,079,275
120,438 Webster Financial Corp. 5,443,798
192,500 Williams Cos., Inc. 5,511,275
154,552,988
Total Common Stock (Cost $323,680,049) 330,194,381
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
10,863 TREVI -
Finanziaria
Industriale
SpA
(a)
(Cost
$1,001,311) $ 1.30 05/05/25 $ 13,521
Shares Security Description Value
Money Market Fund - 1.5%
4,873,345 Northern Institutional
Treasury Portfolio
Premier Shares, 2.43%
(c)
(Cost $4,873,345) 4,873,345
Investments, at value - 99.7% (Cost $329,554,705) $ 335,081,247
Other Assets & Liabilities, Net - 0.3% 1,128,966
Net Assets - 100.0% $ 336,210,213
PJSC Public Joint Stock Company
PLC Public Limited Company
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the
Board of Trustees. At the period end, the value of these securities amounted to $523 or 0.0% of net assets.
(c) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of September 30, 2022.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2022
3
between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Belgium $ 2,877,747 $ – $ – $ 2,877,747
Canada 18,197,164 – – 18,197,164
Chile 2,623,047 – – 2,623,047
China 1,888,683 – – 1,888,683
France 13,772,177 – – 13,772,177
Germany 16,707,148 – – 16,707,148
Ireland 7,509,984 – – 7,509,984
Italy 1,175,819 – – 1,175,819
Japan 24,924,925 – – 24,924,925
Norway 12,255,212 – – 12,255,212
Puerto Rico 6,074,658 – – 6,074,658
Russia – – 523 523
Singapore 3,674,694 – – 3,674,694
South Korea 18,454,261 – – 18,454,261
Sweden 6,849,140 – – 6,849,140
Switzerland 9,403,876 – – 9,403,876
Taiwan 3,477,275 – – 3,477,275
United Kingdom 25,775,060 – – 25,775,060
United States 154,552,988 – – 154,552,988
Warrants 13,521 – – 13,521
Money Market Fund 4,873,345 – – 4,873,345
Investments at Value $ 335,080,724 $ – $ 523 $ 335,081,247
Common Stock
Balance as of 12/31/21 $ -
Transfers in from Level 1 523
Balance as of 09/30/22
$ 523
Net change in unrealized depreciation from
investments held as of 12/31/21 $ (5,148,692)